Significant Accounting Policies (Components of Other Current Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Current maturities of long-term debt	$ 12	$ 27
Reserve for estimated losses on uncompleted contracts	16	10
Retainage payable	22	41
Income taxes payable	16	25
Restructuring reserve	32	0
Value-added tax payable	29	36
Dividend payable	14	11
Other miscellaneous liabilities	52	36
Total other current liabilities	$ 193	$ 186